UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington D.C. 20549

                            FORM 10-D

                       ASSET-BACKED ISSUER
       DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                 THE SECURITIES EXCHANGE ACT OF 1934

            For the monthly distribution period from:
              August 13, 2015 to September 14, 2015

     Commission File Number of issuing entity: 333-193376-22

              COMM 2015-CCRE25 Mortgage Trust
   (Exact name of issuing entity as specified in its charter)

         Commission File Number of depositor: 333-193376

         Deutsche Mortgage & Asset Receiving Corporation
      (Exact name of depositor as specified in its charter)

              German American Capital Corporation
       (Exact name of sponsor as specified in its charter)

          Cantor Commercial Real Estate Lending, L.P.
       (Exact name of sponsor as specified in its charter)

         Silverpeak Real Estate Finance LLC
       (Exact name of sponsor as specified in its charter)

                  KeyBank National Association
       (Exact name of sponsor as specified in its charter)

                   Ladder Capital Finance LLC
       (Exact name of sponsor as specified in its charter)

                            New York
   (State or other jurisdiction of incorporation or organization of the issuing entity)

                  Lower Tier Remic 47-4777100
                  Upper Tier Remic 47-4838143
                   Grantor Trust 47-7237141
             (I.R.S. Employer Identification No.)

c/o Deutsche Bank Trust Company Americas as Certificate Administrator
                1761 East St. Andrew Place, Santa Ana CA
    (Address of principal executive offices of the issuing entity)

                             92705
                          (Zip Code)

                        (212) 250-2500
            (Telephone number, including area code)

                             NONE
    (Former name, former address, if changed since last report)

                  Registered / reporting pursuant to (check one)
Title of Class  Section 12(b)  Section 12(g)  Section 15(d)  Name of Exchange
                                                             (if Section 12(b))
Class A-1           [ ]             [ ]             [X]        Not Applicable
Class A-2           [ ]             [ ]             [X]        Not Applicable
Class ASB           [ ]             [ ]             [X]        Not Applicable
Class A-3           [ ]             [ ]             [X]        Not Applicable
Class A-4           [ ]             [ ]             [X]        Not Applicable
Class X-A           [ ]             [ ]             [X]        Not Applicable
Class A-M           [ ]             [ ]             [X]        Not Applicable
Class B             [ ]             [ ]             [X]        Not Applicable
Class C             [ ]             [ ]             [X]        Not Applicable
Class D             [ ]             [ ]             [X]        Not Applicable

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to
such filing requirements for the past 90 days. Yes _X_   No ____


Part I - DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.
         On September 14, 2015 a distribution was made to holders of the certificates issued by COMM 2015-CCRE25 Mortgage Trust. The distribution report is attached as Exhibit 99.1 to this Form 10-D.

         During the distribution period from August 13, 2015 to September 14, 2015 no assets securitized by Deutsche Mortgage & Asset Receiving Corporation (the "Depositor") and held by COMM 2015-CCRE25 Mortgage Trust were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents.

         The Depositor filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on February 10, 2015. The CIK number of the Depositor is 0001013454.

         German American Capital Corporation ("GACC"), one of the sponsors and mortgage loan sellers, filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on February 10, 2015. The CIK number of GACC is 0001541294.

         Cantor Commercial Real Estate Lending, L.P. ("CCRE"), one of the sponsors and mortgage loan sellers, filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on
         February 05, 2015.  The CIK number for CCRE is 0001558761.

         Silverpeak Real Estate Finance LLC ("SREF"), one of the sponsors and mortgage loan sellers, filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on February 09, 2015. The CIK number of SREF is 0001624053.

         KeyBank National Association ("KeyBank"), one of the sponsors and mortgage loan sellers, filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on January 30, 2015. The CIK number of KeyBank is 0001089877.

         Ladder Capital Finance LLC ("Ladder"), one of the sponsors and mortgage loan sellers, filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on February 10, 2015. The CIK number of Ladder is 0001541468.


Part II - OTHER INFORMATION

Item 2.  Legal Proceedings.
         NONE

Item 3.  Sales of Securities and Use of Proceeds.
         NONE

Item 4.  Defaults Upon Senior Securities.
         NONE

Item 5.  Submission of Matters to a Vote of Security Holders.
         NONE

Item 6.  Significant Obligors of Pool Assets.
         The Heartland Industrial Portfolio constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB. Based on the information provided by the Heartland Industrial Portfolio borrower and as disclosed in the Prospectus Supplement filed with the SEC on August 25, 2015 for the COMM 2015-CCRE25
         Mortgage Trust, the unaudited net operating income of the significant obligor was $22,179,122.00 for the trailing twelve month period ended April 30, 2015. Net operating income of the significant obligor for the quarter ending June 30, 2015 is not available as the related borrower acquired the Heartland
         Industrial Portfolio on June 19, 2015.

Item 7.  Significant Enhancement Provider Information.
         Not Applicable

Item 8.  Other Information.
         None

Item 9.  Exhibits.

         (a) The following is a list of documents filed as part of this Report on Form 10-D:

             (99.1) Monthly Report distributed to holders of the certificates issued by COMM 2015-CCRE25 Mortgage Trust, relating to the September 14, 2015 distribution.

         (b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Deutsche Mortgage & Asset Receiving Corporation
(Depositor)


/s/ Helaine M. Kaplan
Name:  Helaine M. Kaplan
Title: President


/s/ Andrew Mullin
Name:  Andrew Mullin
Title: Vice President, Treasurer,
       Chief Financial Officer and
       Chief Accounting Officer

Date:    September 23, 2015


EXHIBIT INDEX

Exhibit Number  Description

  EX-99.1 Monthly report distributed to holders of the certificates issued by COMM 2015-CCRE25 Mortgage Trust, relating to the September 14, 2015 distribution.